Intangible Asset, Net (Details) - Schedule of intangible asset - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Intangible Asset Abstract
Copyright licenses	$ 2,845,857	$ 2,204,928
SaaS	149,296
intangible assets gross	2,995,153	2,204,928
Less: accumulated amortization	(790,742)	(569,607)
Total intangible assets	$ 2,204,411	$ 1,635,321